Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Loan transactions with directors, including their affiliates, and executive officers
A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	Years Ended December 31,
	2017	2016	2015
Balance, Beginning of Period	$141,972	$181,738	$202,197
New Loans	1,078	66,269	692
Less Loan Payments	(48,758)	(106,035)	(21,151)
Balance, End of Period	$94,292	$141,972	$181,738